Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Significant Accounting Policies [Line Items]
Restricted cash current	$ 4,400	$ 5,100
Impairment of intangible assets other than goodwill	0	0
Impairment of goodwill	0	0
Right-of-use assets	92,169	46,696
Lease liabilities	170,062		$ 37,707
Accumulated deficit	(286,197)	(114,632)
Non-controlling interest	150,312	$ 135,541
Market-Related Intangibles [member]
Significant Accounting Policies [Line Items]
Impairment of goodwill	1,200
Reversal of impairment loss	$ 1,200
Upon adoption of IFRS 16 [member]
Significant Accounting Policies [Line Items]
Right-of-use assets			32,500
Lease liabilities			37,700
Accumulated deficit			1,500
Deferred rent			2,200
Non-controlling interest			$ 1,500